Provisions - Litigation and other matters (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of provision matrix [line items]
Provisions	€ 9,583	€ 10,852	€ 13,987	€ 13,225
Banco Santander (Brasil) S.A. and Other Group Companies in Brazil | Legal case appeal related to deduction of expenses in income tax
Disclosure of provision matrix [line items]
Provisions	0
Banco Santander (Brasil) S.A. and Other Group Companies in Brazil | Legal case related to Brazilian tax authorities not admitting compensation with credits derived from other tax concepts
Disclosure of provision matrix [line items]
Provisions	0
Banco Santander (Brasil) S.A.
Disclosure of provision matrix [line items]
Tax legal obligations with probable loss risk	848
Tax litigation with possible loss risk	3,690
Banco Santander (Brasil) S.A. | Legal case appeal related to deduction of expenses in income tax
Disclosure of provision matrix [line items]
Provisions	0
Banco Santander (Brasil) S.A. | Legal case related to tax deductibility of amortization of goodwill arising on acquisition
Disclosure of provision matrix [line items]
Provisions	0
Banco Santander (Brasil) S.A. | Legal case related to infringement notices initiated by tax authorities regarding the offsetting of tax losses
Disclosure of provision matrix [line items]
Provisions	€ 0